Leases (Details) - Schedule of weighted-average operating leases	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	4 years 8 months 23 days	4 years 1 month 9 days	2 years 7 months 2 days
Finance Lease, Weighted Average Discount Rate, Percent	4.47%	4.17%	4.58%